Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Tax rate percentage	23.00%	23.00%	23.00%
Tax amount (in Dollars)	$ 3,960
Research and development expenses [Member]
Income Taxes (Details) [Line Items]
Research and development expenses (in Dollars)	$ 3,100